Summary of Significant Accounting Policies - Schedule of Contract Liabilities at the Beginning of the Reporting Period (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Contract Liabilities at the Beginning of the Reporting Period [Abstract]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	¥ 3,075,355	$ 437,536	¥ 4,259,197	¥ 1,989,310